Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)

The table below details the effect of foreign currency derivatives in the Unaudited Interim Consolidated Income Statement and the Statement of Comprehensive Income / (Loss):

(In millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) – net
Realized losses on foreign currency derivatives – net	(1)	(2)	(2)	(11)
Unrealized gains on foreign currency derivatives – net(A)	5	5	4	12
Derivatives that qualify for hedge accounting
Included in Revenue
Realized gains / (losses) on foreign currency derivatives – net	2	(1)	4	(2)
Unrealized (losses) / gains on foreign currency derivatives – net	(1)	2	(1)	1
Included in Other gains / (losses) – net
Realized losses on foreign currency derivatives – net	(2)	—	(1)	—
Unrealized gains / (losses) on foreign currency derivatives - net	—	—	—	—
Realized gains / (losses) in ineffective portion of derivatives	—	—	—	—
Included in other comprehensive income / (Loss)
Unrealized (losses) / gains on foreign currency derivatives - net	(22)	25	(11)	28
(Losses) / gains reclassified from cash flow hedge reserve to Consolidated Income Statement	(1)	(1)	(3)	1

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future periods when these sales are recognized.